STATEMENTS OF REDEEMABLE A SHARES AND SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Class A ordinary shares Ordinary shares Digital Securities	Class A ordinary shares Ordinary shares IPO		Class A ordinary shares Ordinary shares		Class A ordinary shares	Class B ordinary shares Ordinary shares		Redeemable A shares Ordinary shares		Additional paid-in capital Digital Securities	Additional paid-in capital IPO	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Digital Securities	IPO	Total
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Redeemable A Shares	[1]									$ 12,275
Issuance of Redeemable A Shares (in Share)	[1]									983,861
Beginning Balance at Dec. 31, 2020					$ 8	[1],[2]		$ 8	[1],[2]					$ 42,999	$ 7,596	$ 1,738			$ 52,349
Beginning Balance (in shares) at Dec. 31, 2020	[1]				26,130,090			26,130,090
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share based compensation														2,380					2,380
Vesting of RSUs (in shares)	[1]				1,705			1,705
Net income															13,920				13,920
Ending Balance (in shares) at Dec. 31, 2021	[1]				26,131,795			26,131,795		983,861
Ending Balance at Dec. 31, 2021					$ 8	[1],[2]		$ 8	[1],[2]	$ 12,275	[1]			45,379	21,516	1,738			$ 68,649
Ending Balance (in shares) at Dec. 31, 2022										983,861	[1]								983,861
Ending Balance at Dec. 31, 2022	[1]									$ 12,275
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Class B Ordinary shares to Class A Ordinary shares	[1],[2]				$ 4			$ (4)
Conversion of Class B Ordinary shares to Class A Ordinary shares (in shares)					12,166,519	[1]	12,166,519	(12,166,519)	[1]
Exercise of options and vesting of RSUs														75					$ 75
Exercise of options and vesting of RSUs (in shares)	[1]				86,263			57,273
Share based compensation														8,253					8,253
Net income															21,728				21,728
Ending Balance (in shares) at Dec. 31, 2022	[1]				38,384,577			14,022,549
Ending Balance at Dec. 31, 2022					$ 12	[1],[2]		$ 4	[1],[2]					53,707	43,244	1,738			98,705
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Redeemable A shares										$ (12,275)	[1]			12,275					$ 12,275
Conversion of Redeemable A shares (in shares)	[1]				983,861					(983,861)
Ending Balance (in shares) at Dec. 31, 2023																			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A Ordinary shares in connection with business combination														34,895					$ 34,895
Issuance of Class A Ordinary shares in connection with business combination (in shares)	[1]				1,313,847
Issuance of Ordinary shares in connection			$ 1	[1],[2]								$ 810	$ 50,298				$ 810	$ 50,299
Issuance of ordinary shares in connection (in shares)	[1]	23,142	1,754,385
Conversion of Class B Ordinary shares to Class A Ordinary shares	[1],[2]				$ 1			$ (1)
Conversion of Class B Ordinary shares to Class A Ordinary shares (in shares)					2,503,183,000	[1]	2,503,183	(2,503,183,000)	[1]
Exercise of options and vesting of RSUs														1,747					1,747
Exercise of options and vesting of RSUs (in shares)	[1]				356,680			27,634
Share based compensation														25,178					25,178
Other comprehensive income																664			664
Net income															58,534				58,534
Ending Balance (in shares) at Dec. 31, 2023	[1]				45,319,675			11,547,000
Ending Balance at Dec. 31, 2023					$ 14	[1],[2]		$ 3	[1],[2]					$ 178,910	$ 101,778	$ 2,402			$ 283,107

[1]	Adjusted for the issuance of Class B and additional Redeemable A shares and for the share split effected by way of issuance of bonus shares (Note 13).
[2]	Represents an amount lower than $1.